Expense Example, No Redemption	Sep. 30, 2025 USD ($)
Twin Oak Short Horizon Absolute Return ETF | Twin Oak Short Horizon Absolute Return ETF Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 26
Expense Example, No Redemption, 3 Years	124
Expense Example, No Redemption, 5 Years	232
Expense Example, No Redemption, 10 Years	547
Twin Oak Active Opportunities ETF | Twin Oak Active Opportunities ETF Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	103
Expense Example, No Redemption, 3 Years	$ 322